Consolidated Statements of Operations and Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 SGD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 SGD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 19,136,922	$ 25,860,705		$ 13,847,548		$ 21,810,317
Cost of revenue	17,192,791	23,233,501		12,597,472		19,165,477
Gross profit	1,944,131	2,627,204		1,250,076		2,644,840
Operating expenses
Provision for credit loss				154,077		399,278
General and administrative expenses	2,873,899	3,883,646		2,063,324		2,290,312
Research and development expenses	499,130	674,500
Total operating expenses	3,373,029	4,558,146		2,217,401		2,689,590
Income (loss) from operations	(1,428,898)	(1,930,942)		(967,325)		(44,750)
Other income (expense)
Interest expenses, net	(10,702)	(14,463)		(65,921)		(77,104)
Finance expense, net	(5,536)	(7,480)		(4,273)		(8,096)
Other income	147,393	199,180		140,656		99,543
Foreign exchange (loss) gain, net	(209,004)	(282,438)		46,859		(2,906)
Total other income (expenditure), net	(77,849)	(105,201)		117,321		11,437
(Loss) income before provision for income taxes	(1,506,747)	(2,036,143)		(850,004)		(33,313)
Income tax benefit				35,638		37,998
Net income (loss)	(1,506,747)	(2,036,143)	$ (610,775)	(814,366)	$ 3,516	4,685
Comprehensive income (loss)	$ (1,506,747)	$ (2,036,143)		$ (814,366)		$ 4,685
Earnings per share - basic | (per share)	$ (0.11)			$ (0.07)		$ 0.00
Earnings per share - diluted | (per share)	$ (0.11)	$ (0.15)		$ (0.07)		$ 0.00
Weighted average shares outstanding, basic	13,373,288	13,373,288	11,250,000	11,250,000	11,250,000	11,250,000
Weighted average shares outstanding, diluted	13,373,288	13,373,288	11,250,000	11,250,000	11,250,000	11,250,000